Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Cost of sales	$ 622,329	$ 669,394
Inventory write-downs, net of charges/reversals	(3,465)	(2,703)
Amount of inventories on which there was a provision against carrying value which was sold and recognized in cost of sales for the period	$ 0	$ 100